               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 13F-HR

                            FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one):
      [X] is a restatement
      [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Brookfield Asset Management Inc.

Address: Brookfield Place
         181 Bay Street, Suite 300
         Toronto, Ontario M5J 2T3

Form 13F File Number: 028-14349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey Haar
Title: Senior Vice President, Legal
Phone: 416-956-5240

Signature, Place, and Date of Signing:

/s/ Jeffrey Haar          Toronto, Ontario, Canada       06/27/2011
----------------          ------------------------       ----------
[Signature]               [Place]                        [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: 8,301,750
                                        ---------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number Name
---  --------------- ----
  02    028-14362    Brookfield Asset Management Private Institutional Capital
                     Adviser (Canada) LP

Brookfield Asset Management Inc.
FORM 13F
As of December 31, 2010

                                                                                            Voting Authority
                                                                                           ------------------
                                                        Value    Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                Title of class   CUSIP   (x$1000)  Prn Amt  Prn Call Dscretn Managers   Sole       Shared     None
--------------                -------------- --------- -------- --------- --- ---- ------- -------- --------- ------------- -----
AMN HEALTHCARE SERVICES        COM           001744101    1167     190000 SH       Defined             190000
ANNALY CAP MGMT INC            COM           035710409    2688     150000 SH       Defined             150000
APPLE INC.                     COM           037833100    1132       3508 SH       Defined               3508
ATLANTIC PWR CORP              COM           04878Q863    1742     118000 SH       Defined             118000
BANK MONTREAL QUE              COM           063671101     294       5110 SH       Defined               5110
BANK NOVA SCOTIA HALIFAX       COM           064149107     389       6796 SH       Defined               6796
BARRICK GOLD CORP              COM           067901108    1539      28936 SH       Defined              28936
BAYTEX ENERGY TR               TRUST UNIT    073176109    1873      40000 SH       Defined              40000
BROOKFIELD HOMES CORP COM      COM           112723101  172687   18370978 SH       Defined           18370978
BROOKFIELD INFRAST PARTNERS    LP INT UNIT   G16252101    1030      48930 SH       Defined              48930
BROOKFIELD PPTYS CORP COM      COM           112900105 4371326  249362561 SH       Defined          249362561
CANADIAN NAT RES LTD           COM           136385101    3676      82761 SH       Defined              82761
DANAHER CORP                   COM           235851102    1189      25200 SH       Defined              25200
DIANA SHIPPING INC             COM           Y2066G104     601      50000 SH       Defined              50000
ENERPLUS RES FD                UNIT TR G     29274D604    8578     278136 SH       Defined             278136
GENERAL GROWTH PPTYS INC NEW   COM           370023103 3574580  230916030 SH       Defined    02                  230916030
GOLDCORP INC NEW               COM           380956409     814      17700 SH       Defined              17700
HOWARD HUGHES CORP             COM           44267D107  131948    2424618 SH       Defined    02                    2424618
IMPERIAL OIL LTD               COM           453038408     469      11570 SH       Defined              11570
PENGROWTH ENERGY TR            TRUST UNIT    706902509    3907     303800 SH       Defined             303800
RESEARCH IN MOTION LTD         COM           760975102    2495      42925 SH       Defined              42925
ROGERS COMMUNICATIONS INC      CL B          775109200    1315      37960 SH       Defined              37960
ROYAL BK CDA MONTREAL QUE      COM           780087102    3132      59819 SH       Defined              59819
TECUMSEH PRODS CO              CL B          878895101    6525     500000 SH       Defined             500000
TORONTO DOMINION BK ONT        COM           891160509    3321      44691 SH       Defined              44691
TRANSCANADA CORP               COM           89353D107    3336      87693 SH       Defined              87693